GOODWILL AND OTHER INTANGIBLE ASSETS - Schedule of Future Intangible Asset Amortization Expense (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 791,025
2026	694,425
2027	567,681
2028	496,020
2029	$ 411,673